UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012


[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

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       SEMIANNUAL REPORT
       USAA PRECIOUS METALS AND MINERALS FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       NOVEMBER 30, 2012

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

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

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DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

    Portfolio of Investments                                                  15

    Notes to Portfolio of Investments                                         19

    Financial Statements                                                      21

    Notes to Financial Statements                                             24

EXPENSE EXAMPLE                                                               42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION AND TO PROTECT THE PURCHASING POWER OF YOUR CAPITAL AGAINST INFLATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGER'S COMMENTARY ON THE FUND

DAN DENBOW, CFA                                            [PHOTO OF DAN DENBOW]
USAA Asset Management Company

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o   HOW DID THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND SHARES) PERFORM
    DURING THE REPORTING PERIOD?

    For the reporting period ended November 30, 2012, the Fund Shares had a total return of 8.64%. This compares to returns of 10.50% for the Lipper Precious Metals Equity Funds Index, 9.32% for the S&P 500(R) Index, and 9.09% for the NYSE Arca Gold Miners Index.

o PLEASE REVIEW THE PERFORMANCE OF GOLD AND GOLD STOCKS DURING THE REPORTING PERIOD.

    Spot gold began the period at $1,560.43 an ounce and finished at $1,714.80 for an increase of 9.89% over the full period. Gold prices softened somewhat early in the period on concerns over the impact on commodity prices given the recession in Europe and China. However, in August, gold bullion rallied on confirmation that the U.S. Federal Reserve (the Fed) was planning additional quantitative easing measures in support of economic growth. Gold would top out in early October at $1,790.00 per ounce, supported by efforts globally to reflate economies by increasing money supplies. For much of the latter part of the period, gold prices eased on concern over the prospect of

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA PRECIOUS METALS AND MINERALS FUND
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    budget cuts and tax increases scheduled to kick in at the beginning of 2013, absent some movement in the stalemate on U.S. fiscal matters.

    Gold stocks performed roughly in line with the metal over the six months. However, as gold rallied between August and October, gold stocks exhibited signs of their traditional leverage to moves in the price of gold, outperforming the metal by a significant margin. In our view, the increased interest in mining company stocks has been the result of management teams beginning to demonstrate their intentions to improve capital stewardship. This has been evidenced by increased share buybacks and dividend payouts, and a corresponding reduced focus on pursuing growth for growth's sake. A return to the roots of running a profitable business has been driven in part by the removal of a number of mining company management teams by dissatisfied investors and boards.

o PLEASE DISCUSS THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD.

    Perhaps the most significant broad trend with respect to the Fund's relative performance over the six months was the impact of political uncertainty on a number of holdings. In particular, labor disruptions in South Africa driven in large part by parties seeking to destabilize the government impacted a pair of platinum mining stocks held by the Fund, most notably Lonmin plc. Elsewhere, Centerra Gold, Inc.'s stock price suffered as the company's mining operations in Kyrgyzstan became caught up in a political battle. Similar issues have been resolved before and we do not expect a long-term impact on the company's operations. Finally, the stock price of Centamin plc was adversely impacted by political instability in Egypt.

    While it is not uncommon to have short-term operating issues in the mining space that create stock volatility, they are usually overcome longer term. An exception this year was Great Basin Gold Ltd. The company had been relying on revenues from one of its mines to finance development of another new mine, and ran

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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    into a liquidity crisis when operations of the operating mine fell short of expectations.

    Leading contributors to the Fund's relative performance included Oceanagold Corp. The company's stock price rose sharply driven by the successful development of a new mine in the Philippines. A pair of holdings benefited from mergers and acquisition activity. Early in the period, it was announced that Extorre Gold Mines Ltd. would be acquired at a substantial premium. This was gratifying as we had viewed the company as undervalued based on its significant assets in Argentina. Similarly, CGA Mining Ltd., with an operating gold mine in the Philippines, was purchased, resulting in a significant gain to the Fund. Finally, Dundee Precious Metals, Inc., a mining company with significant assets in eastern Europe that we believe the market has undervalued due to political concerns, rebounded nicely during the period.

    In addition to gold, the Fund will typically have modest exposure to silver and platinum stocks. During the period, silver prices increased 20.6% following the cue from higher gold prices and exhibiting the metal's typical leverage to gold prices. Platinum prices increased 13.2% during the period. The challenging labor issues in South Africa led to concerns about production levels, as the region is responsible for the majority of the world's platinum supply. We have reduced our exposure to platinum stocks due to the impact the labor disruptions could have on production costs going forward.

o   WHAT IS YOUR OUTLOOK FOR GOLD AND GOLD STOCKS?

    In our view the long-term factors that have supported gold prices remain in place. The Fed has extended its pledge to keep short-term rates near zero through mid-2015, citing the goal of helping to restore employment to levels closer to historical norms. Extraordinarily low interest rates add to the attraction of gold by reducing the

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4  | USAA PRECIOUS METALS AND MINERALS FUND

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    opportunity cost of holding the metal. With most economies struggling to generate growth and combat underutilization, a global competition among nations defending their exports could lead to a widespread debasement in fiat currencies, a prescription for inflation. Any further standoffs over raising the U.S. debt ceiling would likely add to the attraction of gold as a "safe haven."

    We are encouraged that company managements are showing signs that they are focused on controlling costs, managing capital and meeting return expectations. Many companies are able to deliver free cash flow, some of which will be returned to shareholders. This is something the commodity itself cannot do and could help make gold mining company shares more attractive relative to the metal as we go forward.

    As always, the primary purpose of seeking exposure to gold and other precious metals and minerals should be to diversify your portfolio. Regardless of the direction of gold prices, we will continue to adhere to our systematic, disciplined investment process, which focuses on individual company valuations and operations.

    Thank you for your investment in the Fund.

    Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Precious metals and minerals is a volatile asset class and may be more volatile than other asset classes that diversify across many industries and companies.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND SHARES (FUND SHARES)
(Ticker Symbol: USAGX)


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                                         11/30/12                    5/31/12
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Net Assets                           $1,434.8 Million           $1,577.9 Million
Net Asset Value Per Share                 $28.03                     $25.80


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
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   5/31/2012-11/30/2012*           1 Year            5 Years        10 Years

         8.64%                     -22.33%            5.22%          19.38%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
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   1 Year                              5 Years                       10 Years

   -11.86%                              3.99%                         16.83%


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                          EXPENSE RATIO AS OF 5/31/12**
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                                      1.17%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA PRECIOUS METALS AND MINERALS FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA PRECIOUS
                METALS AND        LIPPER PRECIOUS        NYSE ARCA
                 MINERALS       METAL EQUITY FUNDS      GOLD MINERS         S&P 500
               FUND SHARES             INDEX            INDEX (GDM)          INDEX
11/30/02       $10,000.00           $10,000.00          $10,000.00        $10,000.00
12/31/02        12,079.63            12,168.65           12,481.33          9,412.52
01/31/03        12,409.48            12,286.00           12,580.09          9,165.95
02/28/03        11,442.66            11,539.51           11,265.60          9,028.42
03/31/03        10,817.07            10,689.95           10,441.06          9,116.08
04/30/03        10,851.19            10,658.87           10,336.03          9,866.97
05/31/03        12,170.62            11,879.12           11,626.45         10,386.84
06/30/03        12,659.72            12,231.61           12,304.54         10,519.34
07/31/03        13,581.05            12,911.42           13,006.71         10,704.81
08/31/03        15,673.94            14,761.47           14,880.05         10,913.58
09/30/03        16,424.65            15,287.21           14,812.60         10,797.68
10/31/03        18,733.66            17,107.35           16,197.43         11,408.51
11/30/03        21,304.28            18,547.55           18,665.02         11,508.88
12/31/03        20,707.90            18,783.78           18,355.73         12,112.46
01/31/04        18,607.27            17,026.37           16,110.64         12,334.78
02/29/04        18,857.92            17,357.52           16,854.48         12,506.23
03/31/04        20,135.00            18,395.98           18,023.73         12,317.56
04/30/04        16,017.29            14,562.32           13,787.79         12,124.19
05/31/04        17,330.19            15,658.95           15,212.36         12,290.57
06/30/04        16,793.09            15,175.23           14,671.10         12,529.56
07/31/04        16,220.19            14,900.60           14,433.84         12,114.87
08/31/04        17,222.77            15,874.48           15,643.31         12,163.87
09/30/04        18,428.24            17,350.49           17,234.82         12,295.62
10/31/04        18,845.98            17,694.17           17,480.03         12,483.46
11/30/04        19,645.65            18,650.47           18,008.77         12,988.56
12/31/04        18,481.54            17,626.65           16,601.55         13,430.54
01/31/05        17,468.85            16,703.56           15,437.61         13,103.17
02/28/05        18,662.38            18,003.80           16,642.50         13,378.92
03/31/05        17,818.47            17,058.47           15,727.15         13,142.00
04/30/05        16,154.77            15,431.51           14,017.29         12,892.76
05/31/05        16,395.89            15,649.05           14,458.11         13,302.99
06/30/05        18,071.64            16,958.42           15,703.56         13,321.87
07/31/05        17,902.86            16,964.05           15,319.86         13,817.29
08/31/05        18,999.94            17,749.86           16,070.58         13,691.22
09/30/05        21,881.28            20,574.82           18,819.96         13,802.11
10/31/05        20,410.47            19,241.83           17,400.71         13,572.02
11/30/05        22,604.62            21,197.58           19,083.15         14,085.34
12/31/05        25,736.04            23,518.75           21,514.57         14,090.17
01/31/06        29,903.87            27,940.22           25,901.55         14,463.32
02/28/06        28,482.19            26,106.43           23,375.70         14,502.57
03/31/06        31,714.39            28,690.09           25,464.67         14,683.09
04/30/06        35,663.50            32,157.28           28,671.36         14,880.25
05/31/06        32,528.51            29,380.64           25,483.97         14,451.98
06/30/06        32,856.59            29,205.52           25,498.77         14,471.57
07/31/06        32,929.50            29,219.17           25,529.25         14,560.84
08/31/06        34,594.20            30,205.28           26,743.93         14,907.28
09/30/06        31,289.10            27,475.93           23,540.00         15,291.45
10/31/06        33,719.32            29,526.27           25,070.58         15,789.73
11/30/06        37,644.13            32,430.09           27,669.69         16,089.99
12/31/06        36,852.55            31,734.23           26,449.93         16,315.69
01/31/07        37,157.66            31,534.62           26,240.84         16,562.44
02/28/07        37,913.81            32,152.64           26,539.49         16,238.50
03/31/07        38,033.21            32,462.97           26,200.77         16,420.13
04/30/07        38,046.47            33,060.92           26,344.71         17,147.46
05/31/07        38,285.26            33,229.09           26,048.10         17,745.82
06/30/07        37,661.76            32,779.39           25,200.78         17,451.01
07/31/07        38,311.79            33,613.75           26,645.49         16,909.94
08/31/07        36,879.08            31,691.48           24,983.08         17,163.42
09/30/07        44,613.07            38,377.79           30,031.96         17,805.32
10/31/07        50,901.09            43,163.75           33,616.99         18,088.54
11/30/07        45,581.48            38,956.42           30,838.41         17,332.32
12/31/07        47,052.43            39,506.58           31,098.01         17,212.08
01/31/08        51,204.97            42,224.82           33,973.86         16,179.67
02/29/08        55,661.35            45,839.75           35,971.36         15,654.06
03/31/08        51,060.28            41,726.36           32,436.63         15,586.47
04/30/08        47,790.34            39,397.09           29,564.82         16,345.58
05/31/08        51,393.06            42,055.97           31,317.87         16,557.29
06/30/08        53,288.47            42,797.72           32,845.87         15,161.45
07/31/08        47,457.56            37,671.91           29,545.18         15,034.00
08/31/08        42,046.24            33,306.54           25,522.02         15,251.47
09/30/08        37,112.39            29,197.78           22,922.60         13,892.45
10/31/08        21,992.53            18,089.61           14,164.10         11,559.24
11/30/08        27,157.88            21,283.77           18,078.07         10,729.81
12/31/08        35,488.98            26,631.48           22,898.75         10,843.98
01/31/09        35,121.91            26,691.40           23,170.08          9,929.98
02/28/09        35,338.82            26,614.98           22,609.36          8,872.66
03/31/09        40,094.04            29,846.18           25,163.22          9,649.86
04/30/09        37,324.33            28,126.21           22,407.35         10,573.44
05/31/09        49,204.05            36,535.88           30,120.29         11,164.85
06/30/09        42,746.96            32,434.77           25,758.88         11,186.99
07/31/09        45,950.47            34,675.82           27,112.97         12,033.15
08/31/09        46,284.17            34,985.24           26,923.83         12,467.59
09/30/09        52,173.98            39,329.56           30,852.28         12,932.82
10/31/09        50,372.00            38,051.51           28,952.25         12,692.57
11/30/09        60,049.29            45,096.82           34,803.52         13,453.91
12/31/09        57,637.30            42,584.67           31,593.00         13,713.78
01/31/10        51,890.52            38,547.91           27,873.56         13,220.45
02/28/10        55,518.28            41,240.27           30,093.58         13,629.98
03/31/10        57,060.93            42,950.79           30,372.36         14,452.48
04/30/10        64,214.73            47,585.13           34,703.77         14,680.65
05/31/10        62,502.57            45,978.13           34,104.02         13,508.39
06/30/10        63,892.64            47,131.41           35,697.56         12,801.25
07/31/10        61,943.15            46,144.20           33,176.92         13,698.14
08/31/10        68,215.44            50,477.06           36,811.35         13,079.75
09/30/10        73,267.18            54,518.34           38,522.78         14,247.05
10/31/10        74,013.07            56,627.71           39,362.93         14,789.14
11/30/10        76,827.13            58,738.25           40,945.47         14,791.04
12/31/10        80,648.95            61,796.27           42,571.62         15,779.54
01/31/11        70,363.34            54,918.40           37,379.59         16,153.54
02/28/11        76,192.48            60,014.41           41,485.10         16,706.95
03/31/11        76,963.43            60,617.65           41,734.97         16,713.59
04/30/11        81,438.70            63,285.06           43,178.79         17,208.57
05/31/11        76,248.89            59,570.37           40,338.75         17,013.78
06/30/11        73,390.73            56,477.59           37,953.19         16,730.17
07/31/11        76,850.61            59,260.15           39,547.27         16,389.97
08/31/11        83,093.43            62,858.36           43,645.90         15,499.64
09/30/11        71,641.99            52,852.71           38,355.15         14,410.03
10/31/11        75,553.15            57,189.68           40,925.25         15,984.95
11/30/11        75,684.78            57,447.57           42,019.71         15,949.62
12/31/11        64,909.02            49,870.02           35,984.42         16,112.77
01/31/12        72,312.21            55,766.88           39,482.11         16,834.87
02/29/12        70,403.74            54,812.23           38,733.45         17,562.85
03/31/12        63,399.02            48,957.57           34,684.64         18,140.83
04/30/12        60,337.08            46,503.84           32,462.50         18,026.96
05/31/12        54,108.33            41,716.58           30,674.98         16,943.53
06/30/12        55,031.11            42,390.71           31,411.31         17,641.64
07/31/12        53,122.63            41,616.89           30,077.61         17,886.66
08/31/12        58,617.35            45,692.14           33,669.51         18,289.52
09/30/12        66,649.72            51,503.94           37,713.73         18,762.15
10/31/12        65,118.74            50,331.31           37,172.01         18,415.72
11/30/12        58,785.13            46,098.26           33,457.00         18,522.55

                                   [END CHART]

                         Data from 11/30/02 to 11/30/12.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Shares to the following benchmarks:

o The unmanaged Lipper Precious Metal Equity Funds Index tracks the total return performance of the 10 largest funds within the Lipper Precious Metals Equity Funds category.

o The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

8  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND INSTITUTIONAL SHARES
(INSTITUTIONAL SHARES) (Ticker Symbol: UIPMX)


--------------------------------------------------------------------------------
                                        11/30/12                    5/31/12
--------------------------------------------------------------------------------

Net Assets                           $410.5 Million             $145.8 Million
Net Asset Value Per Share                $28.13                     $25.87


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
   5/31/2012-11/30/2012*           1 Year            Since Inception 8/01/08

         8.74%                     -22.18%                     6.20%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/08

   -11.65%                                                     5.43%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------

                                      0.97%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA PRECIOUS
                METALS AND
              MINERALS FUND                      LIPPER PRECIOUS       NYSE ARCA
              INSTITUTIONAL       S&P 500      METAL EQUITY FUNDS     GOLD MINERS
                 SHARES            INDEX             INDEX            INDEX (GDM)
07/31/08       $10,000.00       $10,000.00         $10,000.00         $10,000.00
08/31/08         9,184.58        10,144.65           8,841.22           8,638.30
09/30/08         8,106.83         9,240.68           7,750.54           7,758.49
10/31/08         4,804.05         7,688.73           4,801.88           4,794.05
11/30/08         5,932.36         7,137.03           5,649.77           6,118.79
12/31/08         7,755.85         7,212.97           7,069.32           7,750.42
01/31/09         7,675.67         6,605.01           7,085.23           7,842.25
02/28/09         7,726.70         5,901.73           7,064.94           7,652.47
03/31/09         8,769.07         6,418.69           7,922.66           8,516.86
04/30/09         8,167.70         7,033.02           7,466.10           7,584.09
05/31/09        10,766.35         7,426.40           9,698.44          10,194.65
06/30/09         9,359.51         7,441.13           8,609.80           8,718.47
07/31/09        10,062.93         8,003.95           9,204.69           9,176.78
08/31/09        10,135.82         8,292.93           9,286.83           9,112.76
09/30/09        11,429.68         8,602.38          10,440.02          10,442.41
10/31/09        11,036.06         8,442.58          10,100.77           9,799.31
11/30/09        13,160.90         8,948.99          11,970.94          11,779.76
12/31/09        12,631.28         9,121.85          11,304.09          10,693.11
01/31/10        11,376.32         8,793.70          10,232.54           9,434.21
02/28/10        12,174.60         9,066.10          10,947.22          10,185.61
03/31/10        12,516.19         9,613.20          11,401.28          10,279.97
04/30/10        14,090.45         9,764.97          12,631.46          11,746.00
05/31/10        13,719.16         8,985.23          12,204.89          11,543.00
06/30/10        14,027.34         8,514.87          12,511.02          12,082.36
07/31/10        13,604.06         9,111.44          12,248.97          11,229.21
08/31/10        14,981.55         8,700.12          13,399.13          12,459.34
09/30/10        16,095.42         9,476.55          14,471.88          13,038.60
10/31/10        16,262.50         9,837.13          15,031.81          13,322.96
11/30/10        16,886.27         9,838.39          15,592.06          13,858.59
12/31/10        17,730.32        10,495.91          16,403.81          14,408.99
01/31/11        15,469.16        10,744.67          14,578.08          12,651.67
02/28/11        16,756.54        11,112.78          15,930.81          14,041.24
03/31/11        16,929.84        11,117.20          16,090.94          14,125.81
04/30/11        17,916.00        11,446.44          16,799.01          14,614.49
05/31/11        16,781.30        11,316.87          15,812.95          13,653.24
06/30/11        16,154.11        11,128.23          14,991.97          12,845.81
07/31/11        16,921.59        10,901.94          15,730.60          13,385.35
08/31/11        18,299.74        10,309.72          16,685.74          14,772.59
09/30/11        15,778.63         9,584.96          14,029.74          12,981.86
10/31/11        16,641.00        10,632.53          15,180.99          13,851.75
11/30/11        16,674.03        10,609.03          15,249.45          14,222.19
12/31/11        14,299.71        10,717.55          13,237.99          12,179.45
01/31/12        15,932.65        11,197.87          14,803.31          13,363.30
02/29/12        15,517.49        11,682.08          14,549.90          13,109.90
03/31/12        13,976.81        12,066.53          12,995.78          11,739.52
04/30/12        13,303.34        11,990.79          12,344.44          10,987.41
05/31/12        11,933.34        11,270.14          11,073.66          10,382.40
06/30/12        12,136.30        11,734.49          11,252.61          10,631.62
07/31/12        11,721.15        11,897.47          11,047.20          10,180.21
08/31/12        12,934.32        12,165.44          12,128.97          11,395.94
09/30/12        14,710.25        12,479.81          13,671.71          12,764.76
10/31/12        14,373.52        12,249.38          13,360.44          12,581.41
11/30/12        12,975.83        12,320.44          12,236.78          11,324.01

                                   [END CHART]

                         *Data from 7/31/08 to 11/30/12.

                          See page 8 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*The performance of the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Lipper Precious Metal Equity Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UPMMX)

--------------------------------------------------------------------------------
                                        11/30/12                  5/31/12
--------------------------------------------------------------------------------
Net Assets                           $15.7 Million             $11.9 Million
Net Asset Value Per Share               $27.86                    $25.68

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
   5/31/2012-11/30/2012*           1 Year            Since Inception 8/01/10
         8.49%                     -22.57%                     -2.44%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/10
   -12.07%                                                     -3.44%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/12**
--------------------------------------------------------------------------------
    Before Reimbursement       1.55%         After Reimbursement       1.45%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.45% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distrubutions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                          USAA PRECIOUS
                                                                            METALS AND
                                     NYSE ARCA        LIPPER PRECIOUS     MINERALS FUND
                    S&P 500         GOLD MINERS     METAL EQUITY FUNDS       ADVISER
                     INDEX          INDEX (GDM)            INDEX              SHARES
07/31/10          $10,000.00        $10,000.00          $10,000.00         $10,000.00
08/31/10            9,548.56         11,095.47           10,938.98          11,030.98
09/30/10           10,400.72         11,611.32           11,814.77          11,845.35
10/31/10           10,796.45         11,864.55           12,271.90          11,963.26
11/30/10           10,797.84         12,341.55           12,729.28          12,415.68
12/31/10           11,519.47         12,831.70           13,391.99          13,028.41
01/31/11           11,792.50         11,266.75           11,901.47          11,366.05
02/28/11           12,196.50         12,504.21           13,005.84          12,302.07
03/31/11           12,201.36         12,579.52           13,136.57          12,423.64
04/30/11           12,562.70         13,014.71           13,714.63          13,143.89
05/31/11           12,420.50         12,158.68           12,909.61          12,302.07
06/30/11           12,213.46         11,439.64           12,239.37          11,837.10
07/31/11           11,965.10         11,920.11           12,842.39          12,393.25
08/31/11           11,315.13         13,155.50           13,622.16          13,396.13
09/30/11           10,519.69         11,560.79           11,453.82          11,548.39
10/31/11           11,669.42         12,335.46           12,393.69          12,177.47
11/30/11           11,643.64         12,665.35           12,449.58          12,192.65
12/31/11           11,762.74         10,846.22           10,807.43          10,451.18
01/31/12           12,289.89         11,900.47           12,085.35          11,640.67
02/29/12           12,821.33         11,674.82           11,878.47          11,332.28
03/31/12           13,243.27         10,454.45           10,609.69          10,200.41
04/30/12           13,160.15          9,784.66           10,077.94           9,705.64
05/31/12           12,369.21          9,245.88            9,040.48           8,702.54
06/30/12           12,878.85          9,467.82            9,186.57           8,848.26
07/31/12           13,057.72          9,065.83            9,018.88           8,539.88
08/31/12           13,351.82         10,148.47            9,902.03           9,420.98
09/30/12           13,696.85         11,367.46           11,161.52          10,708.73
10/31/12           13,443.95         11,204.18           10,907.40          10,461.35
11/30/12           13,521.94         10,084.42            9,990.04           9,441.30

                                   [END CHART]

                         *Data from 7/31/10 to 11/30/12.

                          See page 8 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*The performance of the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Lipper Precious Metal Equity Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August
1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                           o TOP 10 EQUITY HOLDINGS o
                                 AS OF 11/30/12
                                (% of Net Assets)

Yamana Gold, Inc. ........................................................  6.1%
Goldcorp, Inc. ...........................................................  6.0%
Eldorado Gold Corp. ......................................................  5.6%
Newcrest Mining Ltd. .....................................................  5.5%
Newmont Mining Corp. .....................................................  4.7%
Kinross Gold Corp. .......................................................  4.3%
Allied Nevada Gold Corp. .................................................  4.0%
Pan American Silver Corp. ................................................  3.9%
IAMGOLD Corp. ............................................................  3.9%
AngloGold Ashanti Ltd. ADR ...............................................  3.5%

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                       o ASSET ALLOCATION -- 11/30/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

GOLD                                                                        86.2%
SILVER                                                                       8.3%
PLATINUM GROUP METALS                                                        3.0%
MONEY MARKET INSTRUMENTS                                                     2.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 15-18.

================================================================================

14  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.5%)

              COMMON STOCKS (97.3%)
              ---------------------
              GOLD (86.1%)

              AFRICAN GOLD COMPANIES (6.2%)
 2,135,000    AngloGold Ashanti Ltd. ADR                                                 $   66,121
 4,080,000    Gold Fields Ltd. ADR                                                           50,102
                                                                                         ----------
                                                                                            116,223
                                                                                         ----------
              AUSTRALIAN GOLD COMPANIES (11.1%)
 6,250,000    CGA Mining Ltd.*                                                               15,667
 5,500,000    Kingsgate Consolidated Ltd.                                                    27,896
 3,800,000    Newcrest Mining Ltd.                                                          101,720
11,000,000    Oceanagold Corp.*                                                              36,875
 5,421,800    Perseus Mining Ltd.*                                                           12,826
 6,250,000    St. Barbara Ltd.*                                                              10,664
                                                                                         ----------
                                                                                            205,648
                                                                                         ----------
              EUROPEAN GOLD COMPANIES (2.5%)
24,500,000    Centamin plc*                                                                  22,444
   230,000    Randgold Resources Ltd. ADR                                                    24,693
                                                                                         ----------
                                                                                             47,137
                                                                                         ----------
              NORTH AMERICAN GOLD COMPANIES (63.3%)
   910,000    Agnico-Eagle Mines Ltd.                                                        50,778
   900,000    Alacer Gold Corp.*                                                              4,095
 3,273,600    Alamos Gold, Inc.                                                              61,626
 2,250,000    Allied Nevada Gold Corp.*                                                      73,237
   750,000    American Bonanza Gold Corp., acquired 10/07/2003; cost $632*(a),(d)               121
 7,900,000    AuRico Gold, Inc.*                                                             62,252
 7,000,000    Aurizon Mines Ltd.*(d)                                                         25,480
   240,000    Axmin, Inc., acquired 12/06/2006-6/30/2008; cost $1,806*(a)                        42
 1,700,000    Barrick Gold Corp.                                                             58,701
 4,750,000    Centerra Gold, Inc.                                                            42,606
   242,800    Detour Gold Corp.*                                                              6,013
 5,132,200    Dundee Precious Metals, Inc.*                                                  43,347
 7,120,000    Eldorado Gold Corp.                                                           103,098

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
 2,900,000    Goldcorp, Inc.                                                             $  112,230
 6,500,000    Great Basin Gold Ltd., acquired 3/30/2012; cost $4,455*(a),(b),(d)                  -
18,400,000    Great Basin Gold Ltd.*(b)                                                           -
 2,900,000    Harmony Gold Mining Co. Ltd. ADR                                               22,649
 6,100,000    IAMGOLD Corp.                                                                  72,163
 7,950,000    Kinross Gold Corp.                                                             80,136
   225,000    Kirkland Lake Gold, Inc.*                                                       1,957
 1,872,100    Nautilus Minerals, Inc., acquired 2/02/2007-3/11/2009; cost $3,817*(a),(d)        622
 2,500,000    New Gold, Inc.*                                                                26,552
 1,870,000    Newmont Mining Corp.                                                           88,058
   375,000    Northern Star Mining Corp., acquired 5/05/2006; cost $373*(a),(b)                   -
 3,723,900    Osisko Mining Corp.*(d)                                                        30,366
   500,000    Osisko Mining Corp.*(d)                                                         4,077
   580,000    Royal Gold, Inc.                                                               46,841
13,600,000    San Gold Corp.*                                                                11,500
10,350,000    Semafo, Inc.                                                                   36,155
 6,000,000    Yamana Gold, Inc.                                                             112,800
                                                                                         ----------
                                                                                          1,177,502
                                                                                         ----------
              SOUTH AMERICAN GOLD COMPANIES (3.0%)
 1,710,000    Compania de Minas Buenaventura S.A. ADR                                        56,037
                                                                                         ----------
              Total Gold (cost: $1,376,319)                                               1,602,547
                                                                                         ----------

              PLATINUM GROUP METALS (2.9%)
 3,200,000    Impala Platinum Holdings Ltd.                                                  52,065
   300,000    Lonmin plc                                                                      1,241
                                                                                         ----------
              Total Platinum Group Metals (cost: $54,346)                                    53,306
                                                                                         ----------

              SILVER (8.3%)
 3,800,000    Pan American Silver Corp.                                                      72,390
 1,150,000    Silver Wheaton Corp.                                                           42,274
 2,288,600    Tahoe Resources, Inc.*                                                         40,756
                                                                                         ----------
              Total Silver (cost: $144,305)                                                 155,420
                                                                                         ----------
              Total Common Stocks (cost: $1,574,970)                                      1,811,273
                                                                                         ----------

              RIGHTS (0.1%)
              -------------
              PLATINUM GROUP METALS (0.1%)
    850,000   Lonmin plc                                                                      1,566
                                                                                         ----------
              Total Rights (cost: $2,634)                                                     1,566
                                                                                         ----------

================================================================================

16  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              WARRANTS (0.1%)
              ---------------
              GOLD (0.1%)

              NORTH AMERICAN GOLD COMPANIES (0.1%)
   150,000    Agnico-Eagle Mines Ltd.*                                                   $    1,890
    93,000    Franco-Nevada GLW Holdings Corp.*(d)                                               33
 3,250,000    Great Basin Gold Ltd., acquired 3/30/2012; cost $428*(a),(b),(d)                    -
   385,000    Kinross Gold Corp.*                                                               134
                                                                                         ----------
                                                                                              2,057
                                                                                         ----------
              Total Gold (cost: $2,389)                                                       2,057
                                                                                         ----------

              SILVER (0.0%)
    91,530    Pan American Silver Corp., acquired 12/23/2009; cost $553*(a),(b),(d)             171
                                                                                         ----------
              Total Warrants (cost: $2,942)                                                   2,228
                                                                                         ----------
              Total Equity Securities (cost: $1,580,546)                                  1,815,323
                                                                                         ----------

              MONEY MARKET INSTRUMENTS (2.7%)

              MONEY MARKET FUNDS (2.7%)
50,785,863    State Street Institutional Liquid Reserve Fund, 0.18%(c)                       50,786
                                                                                         ----------
              Total Money Market Instruments (cost: $50,786)                                 50,786
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $1,631,332)                                       $1,865,853
                                                                                         ==========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,811,273                $  -             $-   $1,811,273
  Rights                                      1,566                   -              -        1,566
  Warrants                                    2,057                 171              -        2,228
Money Market Instruments:
  Money Market Funds                         50,786                   -              -       50,786
---------------------------------------------------------------------------------------------------
Total                                    $1,865,682                $171             $-   $1,865,853
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------
                                                                 COMMON STOCKS             WARRANTS
---------------------------------------------------------------------------------------------------
Balance as of May 31, 2012                                           $       -                $   -
Purchases                                                                    -                    -
Sales                                                                        -                    -
Transfers into Level 3                                                  13,402                  393
Transfers out of Level 3                                                     -                    -
Net realized gain (loss)                                                     -
Change in net unrealized appreciation/depreciation                     (13,402)                (393)
---------------------------------------------------------------------------------------------------
Balance as of November 30, 2012                                      $       -                $   -
---------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through November 30, 2012, common stocks with a fair value of $13,402,000 and a warrant with a fair value of $393,000 were transferred from Level 1 to Level 3. Due to an assessment of events at the end of the reporting period, trading of the security was halted as the security is in the process of being delisted. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 83.0% of net assets at November 30, 2012.

o   CATEGORIES AND DEFINITIONS

    RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

         November 30, 2012, was $956,000, which represented 0.1% of the Fund's net assets.

    (b) Security was fair valued at November 30, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (c) Rate represents the money market fund annualized seven-day yield at November 30, 2012.

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,631,332)                  $1,865,853
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                                   46
         Nonaffiliated transactions                                                      1,269
      USAA Asset Management Company (Note 6C)                                                1
      Dividends and interest                                                             1,225
      Securities sold                                                                      584
                                                                                    ----------
            Total assets                                                             1,868,978
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                               3,501
      Capital shares redeemed                                                            2,643
      Bank overdraft                                                                       307
   Unrealized depreciation on foreign currency contracts held, at value                      1
   Accrued management fees                                                               1,131
   Accrued transfer agent's fees                                                           176
   Other accrued expenses and payables                                                     173
                                                                                    ----------
         Total liabilities                                                               7,932
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $1,861,046
                                                                                    ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $1,704,897
   Accumulated undistributed of net investment loss                                    (87,093)
   Accumulated net realized gain on investments                                          8,976
   Net unrealized appreciation of investments                                          234,521
   Net unrealized depreciation of foreign currency translations                           (255)
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $1,861,046
                                                                                    ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,434,820/51,193 shares outstanding)              $    28.03
                                                                                    ==========
      Institutional Shares (net assets of $410,524/14,593 shares outstanding)       $    28.13
                                                                                    ==========
      Adviser Shares (net assets of $15,702/564 shares outstanding)                 $    27.86
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,028)                              $    9,513
   Interest                                                                                 43
                                                                                    ----------
         Total income                                                                    9,556
                                                                                    ----------
EXPENSES
   Management fees                                                                       6,903
   Administration and servicing fees:
      Fund Shares                                                                        1,242
      Institutional Shares                                                                 111
      Adviser Shares                                                                        11
   Transfer agent's fees:
      Fund Shares                                                                        2,121
      Institutional Shares                                                                 111
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                        18
   Custody and accounting fees:
      Fund Shares                                                                          150
      Institutional Shares                                                                  19
      Adviser Shares                                                                         1
   Postage:
      Fund Shares                                                                           73
      Adviser Shares                                                                         8
   Shareholder reporting fees:
      Fund Shares                                                                           41
      Adviser Shares                                                                         1
   Trustees' fees                                                                            6
   Registration fees:
      Fund Shares                                                                           21
      Institutional Shares                                                                   1
      Adviser Shares                                                                        21
   Professional fees                                                                        84
   Other                                                                                    22
                                                                                    ----------
      Total expenses                                                                    10,965
   Expenses reimbursed:
      Adviser Shares                                                                       (11)
                                                                                    ----------
         Net expenses                                                                   10,954
                                                                                    ----------
NET INVESTMENT LOSS                                                                     (1,398)
                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized loss on:
      Investments                                                                      (11,630)
      Foreign currency transactions                                                       (308)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                      163,372
      Foreign currency translations                                                        (76)
                                                                                    ----------
         Net realized and unrealized gain                                              151,358
                                                                                    ----------
   Increase in net assets resulting from operations                                 $  149,960
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

22  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited), and year ended May 31, 2012

--------------------------------------------------------------------------------

                                                                       11/30/2012      5/31/2012
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                                 $   (1,398)    $   (4,262)
   Net realized gain (loss) on investments                                (11,630)       118,060
   Net realized loss on foreign currency transactions                        (308)          (275)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         163,372       (786,300)
      Foreign currency translations                                           (76)          (171)
                                                                       -------------------------
      Increase (decrease) in net assets resulting from operations         149,960       (672,948)
                                                                       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                               -         (4,799)
      Institutional Shares                                                      -           (300)
      Adviser Shares                                                            -            (21)
                                                                       -------------------------
         Total distributions of net investment income                           -         (5,120)
                                                                       -------------------------
   Net realized gains:
      Fund Shares                                                               -       (207,917)
      Institutional Shares                                                      -         (6,075)
      Adviser Shares                                                            -         (1,193)
                                                                       -------------------------
         Total distributions of net realized gains                              -       (215,185)
                                                                       -------------------------
   Distributions to shareholders                                                -       (220,305)
                                                                       -------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                           (296,632)       180,656
   Institutional Shares                                                   269,225        120,416
   Adviser Shares                                                           2,868         11,320
                                                                       -------------------------
         Total net increase (decrease) in net assets from
            capital share transactions                                    (24,539)       312,392
                                                                       -------------------------
   Capital contribution from USAA Transfer Agency Company
      Fund Shares                                                               -              8
                                                                       -------------------------
      Net increase (decrease) in net assets                               125,421       (580,853)
NET ASSETS
   Beginning of period                                                  1,735,625      2,316,478
                                                                       -------------------------
   End of period                                                       $1,861,046     $1,735,625
                                                                       =========================
Accumulated undistributed (Overdistributed of) net investment loss:
   End of period                                                       $  (87,093)    $  (85,695)
                                                                       =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional

================================================================================

24  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE

================================================================================

26  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

         on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities included certain warrants valued using market inputs and other factors deemed by the Manager to approximately reflect fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As

================================================================================

28  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the six-month period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2012, the Fund did not receive any brokerage commission recapture credits.

================================================================================

30  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2012, the Adviser Shares incurred redemption fees of less than $500.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2012, the Fund paid CAPCO facility fees of $7,000, which represents 3.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

32  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2012, were $88,757,000 and $132,212,000, respectively.

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2012, were $447,591,000 and $213,070,000, respectively, resulting in net unrealized appreciation of $234,521,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED             YEAR ENDED
                                        11/30/2012                    5/31/2012
------------------------------------------------------------------------------------
                                    SHARES       AMOUNT          SHARES       AMOUNT
                                   -------------------------------------------------
FUND SHARES:
Shares sold                          4,910    $ 140,617          14,889    $ 513,198
Shares issued from reinvested
  dividends                              -            -           6,050      205,969
Shares redeemed                    (14,881)    (437,249)        (15,162)    (538,511)
                                   -------------------------------------------------
Net increase (decrease) from
  capital share transactions        (9,971)   $(296,632)          5,777    $ 180,656
                                   =================================================
INSTITUTIONAL SHARES:
Shares sold                         10,312    $ 310,468           4,714    $ 145,193
Shares issued from reinvested
  dividends                              -            -             187        6,375
Shares redeemed                     (1,355)     (41,243)           (840)     (31,152)
                                   -------------------------------------------------
Net increase from capital
  share transactions                 8,957    $ 269,225           4,061    $ 120,416
                                   =================================================
ADVISER SHARES:
Shares sold                            143    $   4,070             396    $  14,296
Shares issued from reinvested
  dividends                              -            -              21          703
Shares redeemed*                       (43)      (1,202)           (111)      (3,679)
                                   -------------------------------------------------
Net increase from capital share
  transactions                         100    $   2,868             306    $  11,320
                                   =================================================

*Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

================================================================================

34  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Precious Metals Equity Funds Index over the performance period. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August
    1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $6,903,000,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(192,000), $(5,000), and $(1,000),
    respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.02%), less than (0.01%), and less than (0.01%), respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,242,000, $111,000, and $11,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2012, the Fund reimbursed the Manager $27,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Adviser Shares to 1.45% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2012, the Adviser Shares incurred reimbursable expenses of $11,000, of which $1,000 was receivable from the Manager.

================================================================================

36  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,121,000, $111,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $18,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2012, the Fund recorded a receivable for capital shares sold of $46,000 for the USAA fund-of-funds' purchases and redemptions of Institutional Shares. As of November 30, 2012, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.5%
USAA Target Retirement 2020 Fund                                         0.9
USAA Target Retirement 2030 Fund                                         1.3
USAA Target Retirement 2040 Fund                                         1.3
USAA Target Retirement 2050 Fund                                         0.6
USAA Cornerstone Equity Fund                                             0.0*
USAA Cornerstone Conservative Fund                                       0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2012, USAA and its affiliates owned 130,000 Shares, which represent 23.1% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                     YEAR ENDED MAY 31,
                             ------------------------------------------------------------------------------
                                   2012          2012          2011          2010          2009        2008
                             ------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    25.80    $    40.55    $    36.87    $    29.49    $    35.52  $    28.86
                             ------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment loss(a)            (.02)         (.07)         (.23)         (.24)         (.07)       (.08)
 Net realized and
  unrealized gain (loss)(a)        2.25        (10.76)         8.52(b)       8.15         (3.37)       9.59
                             ------------------------------------------------------------------------------
Total from investment
 operations(a)                     2.23        (10.83)         8.29          7.91         (3.44)       9.51
                             ------------------------------------------------------------------------------
Less distributions from:
 Net investment income                -          (.08)         (.67)         (.53)         (.01)       (.59)
 Realized capital gains               -         (3.84)        (3.94)            -         (2.58)      (2.26)
                             ------------------------------------------------------------------------------
Total distributions                   -         (3.92)        (4.61)         (.53)        (2.59)      (2.85)
                             ------------------------------------------------------------------------------
Net asset value at
 end of period               $    28.03    $    25.80    $    40.55    $    36.87    $    29.49  $    35.52
                             ==============================================================================
Total return (%)*                  8.64        (29.04)        21.99(b)      27.03(c)      (4.26)      34.24
Net assets at
 end of period (000)         $1,434,820    $1,577,939    $2,246,060    $1,767,212    $1,261,041  $1,214,032
Ratios to average
 net assets:**
 Expenses (%)(d)                   1.18(e)       1.17          1.15          1.20(c)       1.31        1.19
 Net investment loss (%)           (.16)(e)      (.21)         (.56)         (.75)         (.31)       (.24)
Portfolio turnover (%)                5            20            24            23            28          28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were $1,655,884,000.
(a) Calculated using average shares. For the six-month period ended November 30, 2012, average shares were
    57,886,000.
(b) During the year ended May 31, 2011, the Manager reimbursed the Fund Shares $12,000 for a loss incurred from the disposal of a investment in error. The effect of this reimbursement on the Fund Shares' net realized loss and total return was less than 0.01%/$0.01 per share.
(c) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $188,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund
    Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by
    0.01%. This decrease is excluded from the expense ratios above.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)     (.01%)      (.01%)
    (+) Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED             YEAR ENDED             PERIOD ENDED
                                    NOVEMBER 30,               MAY 31,                 MAY 31,
                                    ----------------------------------------------------------------
                                         2012              2012       2011         2010      2009***
                                    ----------------------------------------------------------------
Net asset value at
 beginning of period                $   25.87          $  40.67    $ 36.95      $ 29.54      $ 31.64
                                    ----------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income (loss)(a)         (.00)(g)           .02       (.11)        (.13)        (.05)
 Net realized and unrealized
  gain (loss)(a)                         2.26            (10.81)      8.53(b)      8.16          .54(c)
                                    ----------------------------------------------------------------
Total from investment
 operations(a)                           2.26            (10.79)      8.42         8.03          .49
                                    ----------------------------------------------------------------
Less distributions from:
 Net investment income                      -              (.17)      (.76)        (.62)        (.01)
 Realized capital gains                     -             (3.84)     (3.94)           -        (2.58)
                                    ----------------------------------------------------------------
Total distributions                         -             (4.01)     (4.70)        (.62)       (2.59)
                                    ----------------------------------------------------------------
Net asset value at end of period    $   28.13          $  25.87    $ 40.67      $ 36.95      $ 29.54
                                    ================================================================
Total return (%)*                        8.74            (28.89)     22.32(b)     27.43         7.66
Net assets at end
 of period (000)                    $ 410,524          $145,782    $64,034      $40,197      $10,039
Ratios to average net assets:**
 Expenses (%)(d)                          .97(e)            .97        .89          .90          .90(e)
 Expenses, excluding
  reimbursements (%)(d)                   .97(e)            .97        .89(f)       .90(f)       .90(e),(f)
 Net investment income (loss) (%)        (.02)(e)           .05       (.28)        (.42)        (.28)(e)
Portfolio turnover (%)                      5                20         24           23           28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $222,103,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended November 30, 2012, average shares were 8,482,000.
(b) During the year ended May 31, 2011, the Manager reimbursed the Institutional Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Institutional Shares' net realized loss and total return was less than $0.01 per share.
(c) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the Institutional Shares is due to the timing of sales and repurchases of the Institutional Shares in relation to fluctuating market values for the portfolio.
(d) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.90% of the Institutional Shares' average net assets.
(g) Represents less than $0.01 per share.

================================================================================

40  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                                   NOVEMBER 30,          MAY 31,           MAY 31,
                                                   -------------------------------------------------
                                                       2012               2012            2011***
                                                    ---------------------------------------------
Net asset value at beginning of period              $ 25.68            $ 40.48             $36.47
                                                    ---------------------------------------------
Income (loss) from investment operations:
 Net investment loss(a)                                (.06)              (.13)              (.27)
 Net realized and unrealized gain (loss)(a)            2.24             (10.78)              8.85(b)
                                                    ---------------------------------------------
Total from investment operations(a)                    2.18             (10.91)              8.58
                                                    ---------------------------------------------
Less distributions from:
 Net investment income                                    -               (.06)              (.63)
 Realized capital gains                                   -              (3.84)             (3.94)
                                                    ---------------------------------------------
Total distributions                                       -              (3.90)             (4.57)
                                                    ---------------------------------------------
 Redemption fees                                        .00(c)             .01               (.00)(c)
                                                    ---------------------------------------------
Net asset value at end of period                    $ 27.86            $ 25.68             $40.48
                                                    =============================================
Total return (%)*                                      8.49             (29.26)             23.02(b)
Net assets at end of period (000)                   $15,702            $11,904             $6,384
Ratios to average net assets:**
 Expenses (%)(d)                                       1.44(e)            1.45               1.45(e)
 Expenses, excluding reimbursements (%)(d)             1.59(e)            1.55               1.90(e)
 Net investment loss (%)                               (.44)(e)           (.39)              (.78)(e)
Portfolio turnover (%)                                    5                 20                 24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $14,225,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares. For the six-month period ended November 30, 2012, average shares were 506,000.
(b) During the period ended May 31, 2011, the Manager reimbursed the Adviser Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Adviser Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Represents less than $0.01 per share.
(d) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2012, through November 30, 2012.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

42  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                          BEGINNING            ENDING            DURING PERIOD*
                                         ACCOUNT VALUE      ACCOUNT VALUE        JUNE 1, 2011 -
                                         JUNE 1, 2012     NOVEMBER 30, 2012     NOVEMBER 30, 2012
                                        ---------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00         $1,086.40                $6.17

Hypothetical
 (5% return before expenses)                1,000.00          1,019.15                 5.97

INSTITUTIONAL SHARES
Actual                                      1,000.00          1,087.40                 5.08

Hypothetical
 (5% return before expenses)                1,000.00          1,020.21                 4.91

ADVISER SHARES
Actual                                      1,000.00          1,084.90                 7.53

Hypothetical
 (5% return before expenses)                1,000.00          1,017.85                 7.28

* Expenses are equal to the annualized expense ratio of 1.18% for Fund Shares, 0.97% for Institutional Shares, and 1.44% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 8.64% for Fund Shares, 8.74% for Institutional Shares, and 8.49% for Adviser Shares for the six-month period of June 1, 2012, through November 30, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                     Daniel S. McNamara
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Paul L. McNamara
                             Patrick T. Bannigan*

                             *Effective October 31, 2012, Patrick T. Bannigan
                              resigned from his position as Trustee.
--------------------------------------------------------------------------------

ADMINISTRATOR AND            USAA Asset Management Company
INVESTMENT ADVISER           P.O. Box 659453
                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND              USAA Investment Management Company
DISTRIBUTOR                  P.O. Box 659453
                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                  Under "My Accounts" on
SELF-SERVICE 24/7            usaa.com select "Investments,"
AT USAA.COM                  then "Mutual Funds"

OR CALL                      Under "Investments" view
(800) 531-USAA               account balances, or click
        (8722)               "I want to...," and select
                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23408-0113                               (C)2013, USAA. All rights reserved.

    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     01/28/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/30/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/29/2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.